Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 24,514	$ 22,320
Less: Deferred financing costs and debt discounts	(147)	(129)
Less: Current installments of long-term debt	(1,254)	(690)
Long-term debt	23,113	21,501
Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	980	640
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	$ (651)	$ (252)
Long-term Debt, Weighted Average Interest Rate, at Point in Time	0.90%	2.40%
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 980	$ 640
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	119	133
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 2,755	$ 2,624
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.31%	4.46%
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 923	$ 747
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.00%	4.26%
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 4,136	$ 3,312
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.61%	3.79%
ITC | Unsecured | Fixed Rate Unsecured US Shareholder Note
Debt Instrument [Line Items]
Total long-term debt	$ 253	$ 258
Stated interest rate (percent)	6.00%	6.00%
ITC | Unsecured | Fixed Rate Unsecured US Term Loan Credit Agreement
Debt Instrument [Line Items]
Total long-term debt	$ 0	$ 260
Long-term Debt, Weighted Average Interest Rate, at Point in Time		2.35%
UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 362	$ 603
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.34%	4.64%
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,704	$ 1,851
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.86%	4.38%
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,078	$ 986
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.94%	4.27%
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 2,995	$ 2,795
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.72%	4.87%
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 2,360	$ 2,185
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.49%	4.64%
FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 25	$ 25
Stated interest rate (percent)	8.80%	8.80%
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 785	$ 710
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.87%	5.05%
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 634	$ 571
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.61%	6.14%
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 220	$ 220
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.66%	5.66%
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 152	$ 152
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.45%	4.45%
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 648	$ 645
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.41%	4.53%
Corporate and Other | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 200	$ 200
Stated interest rate (percent)	6.50%	6.50%
Corporate and Other | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,685	$ 2,903
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.81%	3.80%
Corporate and Other | Unsecured | Fixed Rate (Stated) Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 500	$ 500
Stated interest rate (percent)	2.85%	2.85%